Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		$ 1,856	$ 1,755
Amortization for the period		(185)	(155)
Impairment losses (note 7)			(7)
Additions (disposals), net	[1]	296	207
Business combinations (note 4.1)			26
Foreign currency translation effects		(47)	30
Balance at the end of period		1,920	1,856
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		1,289	1,277
Amortization for the period		(47)	(42)
Impairment losses (note 7)			(7)
Additions (disposals), net	[1]	55	2
Business combinations (note 4.1)		26
Foreign currency translation effects		(7)	33
Balance at the end of period		1,290	1,289
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		334	286
Amortization for the period		(103)	(91)
Additions (disposals), net	[1]	188	148
Foreign currency translation effects		(16)	(9)
Balance at the end of period		403	334
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		40	33
Amortization for the period		(1)	(1)
Additions (disposals), net	[1]	3	7
Foreign currency translation effects		(1)	1
Balance at the end of period		41	40
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		16	17
Amortization for the period		(1)	(1)
Additions (disposals), net	[1]	(2)	2
Foreign currency translation effects		(1)	(2)
Balance at the end of period		12	16
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		177	142
Amortization for the period		(33)	(20)
Additions (disposals), net	[1]	52	48
Foreign currency translation effects		(22)	7
Balance at the end of period		$ 174	$ 177

[1]	Includes the capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of income over a period ranging from 3 to 5 years.